TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS - Summary of detailed information about assumptions used in estimation of insurance reserves (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pension insurance - Temporary Regime / SCTR [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Explanation of process used to determine assumptions to measure recognised assets, liabilities, income and expense arising from insurance contracts	B-85 and MI-85	B-85 and MI-85
Mortality technical rate in soles used in estimation of insurance reserves	3.00%	3.00%
Pension insurance - Definitive Regime [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Explanation of process used to determine assumptions to measure recognised assets, liabilities, income and expense arising from insurance contracts	B-85 and MI-85	B-85 and MI-85
Mortality technical rate in soles vac used in estimation of insurance reserves	2.41%	2.96%
Mortality technical rate in Nominal dollars used in estimation of insurance reserves	4.26%	4.40%
Pension insurance - Definitive Regime / SCTR [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Explanation of process used to determine assumptions to measure recognised assets, liabilities, income and expense arising from insurance contracts	B-85 adjusted and MI-85	B-85 adjusted and MI-85
Mortality technical rate in us dollars used in estimation of insurance reserves	2.41%	3.00%
Mortality technical rate in soles vac used in estimation of insurance reserves	3.00%	2.96%
Mortality technical rate in Nominal dollars used in estimation of insurance reserves	4.26%	4.40%
Mortality technical rate in adjusted soles used in estimation of insurance reserves	5.67%	5.82%
Mortality technical rate in adjusted dollars used in estimation of insurance reserves	4.26%	4.40%
Pension insurance - Temporary Regime / SCTR (Longevity) [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Explanation of process used to determine assumptions to measure recognised assets, liabilities, income and expense arising from insurance contracts	SPP-S-2017- and SPP-I-2017	SPP-S-2017- and SPP-I-2017
Mortality technical rate in us dollars used in estimation of insurance reserves	0.94%	3.791%
Mortality technical rate in soles vac used in estimation of insurance reserves	3.771%	3.915%
Individual life [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Explanation of process used to determine assumptions to measure recognised assets, liabilities, income and expense arising from insurance contracts	CSO 80 adjusted	CSO 80 adjusted
Annuity [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Explanation of process used to determine assumptions to measure recognised assets, liabilities, income and expense arising from insurance contracts	SPP-S-2017 and SPP-I- 2017	SPP-S-2017 and SPP-I- 2017
Bottom of range [member] | Pension insurance - Temporary Regime / SCTR (Longevity) [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Mortality technical rate in soles vac used in estimation of insurance reserves	(2.83%)
Bottom of range [member] | Individual life [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Mortality technical rate in us dollars used in estimation of insurance reserves	4.00%	4.00%
Bottom of range [member] | Annuity [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Mortality technical rate in us dollars used in estimation of insurance reserves	3.81%	3.81%
Mortality technical rate in soles used in estimation of insurance reserves	2.50%	2.50%
Top of range [member] | Pension insurance - Temporary Regime / SCTR (Longevity) [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Mortality technical rate in soles vac used in estimation of insurance reserves	3.816%
Top of range [member] | Individual life [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Mortality technical rate in us dollars used in estimation of insurance reserves	5.00%	5.00%
Top of range [member] | Annuity [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Mortality technical rate in us dollars used in estimation of insurance reserves	7.99%	7.99%
Mortality technical rate in soles used in estimation of insurance reserves	5.25%	5.25%